UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549


                              FORM N-Q


       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                   MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-2688

Name of Fund:  Merrill Lynch Municipal Bond Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief
     Executive Officer, Merrill Lynch Municipal Bond Fund, Inc.,
     800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 06/30/05

Date of reporting period: 01/01/05 - 03/31/05

Item 1 - Schedule of Investments


Merrill Lynch Municipal Bond Fund, Inc. - Short-Term Portfolio

Schedule of Investments as of March 31, 2005                                                                 (in Thousands)
                           Face
State                    Amount    Municipal Bonds                                                                  Value
Alaska - 0.4%          $  2,150    Alaska Student Loan Corporation, Capital Project Revenue Bonds, Series A,
                                   5% due 1/01/2008 (e)                                                           $   2,261

Arizona - 4.6%            4,000    Central Arizona, Water Conservation District, Contract Revenue Refunding
                                   Bonds (Central Arizona Project), Series A, 5.40% due 11/01/2005                    4,068
                          8,640    Phoenix, Arizona, Civic Improvement Corporation, Water System Revenue Bonds,
                                   Junior Lien, 5.90% due 7/01/2006 (a)                                               8,984
                         10,070    Salt River Project, Arizona, Agriculture Improvement and Power District,
                                   Electric System Revenue Refunding Bonds (Salt River Project), Series D, 5%
                                   due 1/01/2007                                                                     10,440

Arkansas - 0.4%           2,115    Fayetteville, Arkansas, Sales and Use Tax Capital Improvement, Special
                                   Assessment Bonds, 4% due 12/01/2006                                                2,158

California - 2.0%        10,000    California Statewide Communities Development Authority Revenue Bonds
                                   (Kaiser Permanente), Series C, 3.70% due 11/01/2029                               10,021

Colorado - 1.0%           5,000    Denver, Colorado, City and County Airport Revenue Refunding Bonds, VRDN, AMT,
                                   Series A, 5.25% due 11/15/2006 (b)(f)                                              5,182

Connecticut - 1.6%        2,700    Connecticut State, GO, Refunding, Series C, 4% due 12/15/2005                      2,729
                          5,000    Connecticut State, Special Tax Obligation Revenue Bonds (Transportation
                                   Infrastructure), Series A, 5.75% due 6/01/2006 (a)(f)                              5,229

Delaware - 1.9%                    Delaware State, GO, Series A:
                          4,125         5% due 1/01/2006                                                              4,201
                          5,190         5% due 1/01/2008                                                              5,472

Florida - 4.1%            3,690    Collier County, Florida, Limited, GO (Conservation Collier Program),
                                   Series A, 5% due 1/01/2007 (c)                                                     3,829
                          1,000    Florida State Board of Education, Capital Outlay, GO (Public Education),
                                   Series B, 5.625% due 6/01/2005                                                     1,006
                         10,000    Florida State Board of Education, GO (Public Education Capital Outlay),
                                   Refunding, Series B, 5% due 6/01/2007                                             10,446
                          2,500    Florida State Board of Education, Lottery Revenue Bonds, Series B, 5.25%
                                   due 7/01/2005 (f)                                                                  2,518
                          2,860    Florida State Turnpike Authority, Turnpike Revenue Refunding Bonds
                                   (Department of Transportation), Series A, 5.25% due 7/01/2008 (e)                  3,054
                            400    Hillsborough County, Florida, Aviation Authority Revenue Refunding Bonds
                                   (Tampa International Airport), AMT, Series A, 5% due 10/01/2005 (c)                  405


Portfolio Abbreviations


To simplify the listings of Merrill Lynch Municipal Bond Fund,
Inc. - Short-Term Portfolio's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT      Alternative Minimum Tax (subject to)
BAN      Bond Anticipation Notes
COP      Certificates of Participation
EDA      Economic Development Authority
GO       General Obligation Bonds
IDA      Industrial Development Authority
PCR      Pollution Control Revenue Bonds
TAN      Tax Anticipation Notes
VRDN     Variable Rate Demand Notes


Merrill Lynch Municipal Bond Fund, Inc. - Short-Term Portfolio


Schedule of Investments as of March 31, 2005 (concluded)                                                     (in Thousands)
                           Face
State                    Amount    Municipal Bonds                                                                  Value
Georgia - 5.8%         $  5,000    Cobb County, Georgia, GO, TAN, 3.50% due 12/30/2005                            $   5,038
                          5,000    Coweta County, Georgia, School District, GO, Sales Tax, 4.50% due 8/01/2005        5,036
                          6,225    Georgia Municipal Electric Authority, Power Revenue Refunding Bonds,
                                   Series DD, 7% due 1/01/2008 (d)(g)                                                 6,860
                          2,550    Georgia State, GO, Refunding, Series A, 6.25% due 3/01/2006                        2,634
                          4,360    Georgia State, GO, Series B, 4.50% due 5/01/2006                                   4,448
                          1,000    Gwinnett County, Georgia, School District, GO, Refunding, 4.50% due 2/01/2006      1,016
                          4,680    Henry County, Georgia, GO, 4% due 7/01/2006                                        4,755

Illinois - 0.8%           3,740    Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax
                                   Revenue Refunding Bonds, Series A, 6% due 12/15/2006                               3,939

Indiana - 2.9%           10,000    Indiana Health Facilities Financing Authority, Subordinate Credit Group
                                   Revenue Bonds (Ascension Health), Series A, 5% due 5/01/2008                      10,451
                          4,300    Indiana State Development Finance Authority, PCR, Refunding (Southern
                                   Indiana Gas & Electric), AMT, Series C, 5% due 3/01/2030 (c)                       4,360

Iowa - 2.5%                        Ankeny, Iowa, GO, BAN:
                          6,920         Series C, 1.50% due 6/01/2005                                                 6,922
                          5,775         Series D, 2% due 12/01/2005                                                   5,760

Kansas - 3.9%            20,228    Unified Government of Wyandotte County and Kansas City, Kansas, GO
                                   (Municipal Temporary Notes), Series I, 1.35% due 4/01/2005                        20,228

Massachusetts - 3.0%     15,070    New England Education Loan Marketing Corporation, Massachusetts, Student
                                   Loan Revenue Refunding Bonds, AMT, Series A, 5.70% due 7/01/2005                  15,192

Michigan - 3.1%          32,750    Huron Valley, Michigan, School District, GO, 6.535%* due 5/01/2006 (a)(f)         11,703
                                   Michigan State Hospital Finance Authority Revenue Refunding Bonds (Oakwood
                                   Obligated Group):
                          2,000         5% due 11/01/2005                                                             2,025
                          2,000         5% due 11/01/2006                                                             2,059

Minnesota - 1.6%          8,315    Minneapolis, Minnesota, Revenue Bonds (Minneapolis Society of Fine Arts),
                                   VRDN, 1.75% due 10/14/2015 (b)                                                     8,288

Missouri - 2.6%           3,980    Kansas City, Missouri, Passenger Facility Charge Revenue Bonds, AMT, 5%
                                   due 4/01/2007 (c)                                                                  4,122
                          4,000    Kansas City, Missouri, School District, Building Revenue Refunding Bonds,
                                   Series A, 5% due 2/01/2006 (f)                                                     4,078
                          5,000    Missouri State Public Utilities Commission, Interim Construction Notes,
                                   2.75% due 10/01/2005                                                               5,006

Nebraska - 1.5%           7,000    Nebraska Public Power District, General Revenue Refunding Bonds, Series B-2,
                                   5% due 1/01/2009 (f)                                                               7,447

New Jersey - 5.5%         4,550    Jersey City, New Jersey, GO (Public Improvement), Refunding, Series A,
                                   4% due 9/01/2007 (d)                                                               4,667
                                   New Jersey EDA, Market Transition Facility, Senior Lien Revenue Refunding
                                   Bonds, Series A (d):
                          3,000         5% due 7/01/2006                                                              3,086
                         14,000         6% due 7/01/2007                                                             14,938
                          5,000    New Jersey State Transit Corporation, COP, 6.50% due 4/01/2007 (a)(e)              5,398

New Mexico - 2.7%         3,595    Rio Rancho, New Mexico, Water and Wastewater System Revenue Bonds, Series A,
                                   6% due 5/15/2006 (a)(e)                                                            3,728
                         10,000    San Juan County, New Mexico, Gross Receipts Tax Revenue Bonds, Subordinate
                                   Series A, 2.50% due 8/15/2005                                                     10,000

New York - 2.8%           7,500    Monroe County, New York, BAN, 4% due 7/28/2005                                     7,526
                          7,000    New York City, New York, GO, Refunding, Series G, 5% due 8/01/2005                 7,061

North Carolina - 1.0%     5,000    North Carolina State, Public School Building, GO, 4.60% due 4/01/2006              5,099

Ohio - 2.0%                        Ohio State, Highway Capital Improvement, GO:
                          5,375         Series C, 4.75% due 5/01/2005                                                 5,386
                          4,850         Series F, 5% due 5/01/2005                                                    4,861

Oklahoma - 1.2%             630    Midwest City, Oklahoma, Municipal Authority, Capital Improvement Revenue
                                   Bonds, 4.55% due 6/01/2005 (e)(g)                                                    632
                          3,040    Oklahoma City, Oklahoma, Airport Trust Revenue Refunding Bonds, Junior Lien,
                                   AMT, 28th Series, 4% due 7/01/2005 (d)                                             3,051
                          2,500    Oklahoma Development Finance Authority Revenue Bonds (Conoco Project), VRDN,
                                   AMT, Series B, 2.44% due 8/01/2037 (b)                                             2,500

Oregon - 0.5%             2,385    Tri-County, Oregon, Metropolitan Transportation District Revenue Bonds,
                                   Series A, 5.25% due 8/01/2005 (g)                                                  2,408

Pennsylvania - 2.9%       9,620    Allegheny County, Pennsylvania, Port Authority, Subordinate Lien Special
                                   Revenue Transportation Bonds, 5.375% due 6/01/2006 (d)                             9,914
                          3,000    Midway Sewerage Authority, Pennsylvania, Revenue Notes, 2% due 12/01/2005          2,987
                          2,000    Pennsylvania State, GO, First Series, 5% due 1/01/2008 (d)                         2,106

Rhode Island - 2.5%       2,500    Rhode Island Housing and Mortgage Finance Corporation, Homeowner Opportunity
                                   Revenue Bonds, AMT, Series 41-C, 3.375% due 11/01/2005                             2,512
                         10,000    Rhode Island State Economic Development Corporation, Grant Anticipation
                                   Bonds (Rhode Island Department of Transportation), 5% due 6/15/2006               10,262

South Carolina - 0.1%       500    South Carolina State Highway, GO, Series B, 5.25% due 4/01/2005                      500

Tennessee - 0.7%          3,815    Hamilton County, Tennessee, GO, Refunding, 4% due 10/01/2005 (f)                   3,845

Texas - 13.8%             3,205    Corpus Christi, Texas, GO (General Improvement), Refunding, Series A, 5%
                                   due 3/01/2006 (e)                                                                  3,273
                          1,250    Dallas County, Texas, Community College District, GO (Maintenance Tax Notes),
                                   5% due 2/15/2008                                                                   1,315
                          8,180    Gulf Coast Waste Disposal Authority, Texas, PCR (Amoco Oil Company Project),
                                   VRDN, 2% due 10/01/2006 (b)                                                        8,081
                         14,000    Matagorda County, Texas, Navigation District No. 1, PCR (Central Power and
                                   Light Company), Refunding, Series A, 4.55% due 11/01/2029 (b)                     14,256
                          4,000    Texas A & M University, Financing System Revenue Refunding Bonds, 4.65% due
                                   5/15/2006                                                                          4,085
                         10,025    Texas Public Finance Authority, Capital Appreciation Building Revenue
                                   Refunding Bonds, 2.45%* due 8/01/2006 (d)(g)                                       9,677
                         12,000    Texas State Turnpike Authority, Central Texas Turnpike System Revenue Bonds,
                                   Second Tier, BAN, 5% due 6/01/2008                                                12,675
                          3,000    Texas Water Development Board Revenue Bonds (State Revolving Fund), Senior
                                   Lien, Series A, 6% due 7/15/2006 (b)                                               3,123
                          4,000    Trinity River Authority, Texas, Regional Wastewater System Revenue Refunding
                                   Bonds, 5% due 8/01/2006 (d)                                                        4,117
                         10,000    Weatherford, Texas, Independent School District, GO, Series A, 2.50% due
                                   2/01/2035 (b)                                                                     10,004

Utah - 1.4%               7,000    Intermountain Power Agency, Utah, Power Supply Revenue Refunding Bonds,
                                   Series A, 5% due 7/01/2007 (d)                                                     7,311

Virginia - 2.1%           6,875    Louisa, Virginia, IDA, Solid Waste and Sewer Disposal Revenue Bonds
                                   (Virginia Electric and Power Company Project), AMT, Series A, 3.15% due
                                   9/01/2030 (b)                                                                      6,729
                          3,900    Virginia State Public School Authority, School Financing, GO, Series B,
                                   4% due 8/01/2005                                                                   3,922

Washington - 5.4%         7,500    Energy Northwest, Washington, Electric Revenue Refunding Bonds (Columbia
                                   Generating Station), Series A, 5.25% due 7/01/2008                                 7,980
                          3,345    King County, Washington, GO, Refunding, 5% due 12/01/2005                          3,400
                          7,195    Washington State, GO, Series B and AT-7, 6.10% due 6/01/2006                       7,472
                                   Washington State Public Power Supply System, Revenue Refunding Bonds
                                   (Nuclear Project Number 1), Series A (c):
                          5,000         6% due 7/01/2005                                                              5,045
                          3,550         6% due 7/01/2006                                                              3,691

West Virginia - 0.5%      2,230    West Virginia State Building Commission Revenue Bonds, Series A, 5.50% due
                                   7/01/2006 (d)                                                                      2,306

Wisconsin - 1.2%          6,055    Wisconsin State Transportation Revenue Bonds, Series A, 5% due 7/01/2007 (d)       6,327

Puerto Rico - 1.0%        5,000    Puerto Rico Commonwealth Highway and Transportation Authority, Highway
                                   Revenue Refunding Bonds, Series AA, 5% due 7/01/2006                               5,133

                                   Total Municipal Bonds (Cost - $468,431) - 91.0%                                  465,758


                          Shares
                            Held   Short-Term Securities
                         39,304    Merrill Lynch Institutional Tax-Exempt Fund (h)                                   39,304

                                   Total Short-Term Securities (Cost - $39,304) - 7.6%                               39,304

Total Investments (Cost - $507,735**) - 98.6%                                                                       505,062
Other Assets Less Liabilities - 1.4%                                                                                  6,952
                                                                                                                  ---------
Net Assets - 100.0%                                                                                               $ 512,014
                                                                                                                  =========

(a) Prerefunded.

(b) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features which qualify it as a short-term security.
    The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(c) AMBAC Insured.

(d) MBIA Insured.

(e) FSA Insured.

(f) FGIC Insured.

(g) Escrowed to maturity.

(h) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                     (in Thousands)

                                              Net          Dividend
    Affiliate                               Activity         Income

    Merrill Lynch Institutional
    Tax-Exempt Fund                          22,490          $ 252


  * Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase by the Fund.

 ** The cost and unrealized appreciation (depreciation) of investments as of March 31, 2005, as computed for federal income tax purposes, were as follows:

                                                     (in Thousands)

    Aggregate cost                                  $       507,735
                                                    ===============
    Gross unrealized appreciation                   $           262
    Gross unrealized depreciation                           (2,935)
                                                    ---------------
    Net unrealized depreciation                     $       (2,673)
                                                    ===============


Merrill Lynch Municipal Bond Fund, Inc. - Insured Portfolio

Schedule of Investments as of March 31, 2005                                                                 (in Thousands)
                         Face
State                  Amount   Municipal Bonds                                                                    Value
Alabama - 2.3%                  Alabama Water Pollution Control Authority Revenue Bonds (b):
                     $  3,020        5.75% due 8/15/2018                                                        $     3,315
                        1,585        Revolving Fund Loan, Series A, 6.75% due 8/15/2005 (a)                           1,611
                       10,000   Lauderdale County and Florence, Alabama, Health Care Authority, Revenue
                                Refunding Bonds (Coffee Health Group), Series A, 6% due 7/01/2029 (e)                11,181
                        7,000   University of Alabama, University Revenue Bonds (Birmingham), 6% due
                                10/01/2020 (g)                                                                        7,729

Arkansas - 1.1%                 University of Arkansas, University Revenue Bonds (Various Facilities-
                                Fayetteville Campus) (g):
                        6,060        5.50% due 12/01/2012 (a)                                                         6,772
                        5,000        5% due 12/01/2027                                                                5,147

California - 18.6%     19,000   California Pollution Control Financing Authority, PCR, Refunding (Pacific
                                Gas & Electric), AMT, Series A, 5.35% due 12/01/2016 (e)                             20,181
                        2,075   California State Department of Veteran Affairs, Home Purpose, Revenue
                                Refunding Bonds, Series A, 5.35% due 12/01/2027 (b)                                   2,147
                                California State Department of Water Resources, Power Supply Revenue Bonds,
                                Series A:
                       12,000        5.375% due 5/01/2017 (k)                                                        13,017
                       10,250        5.375% due 5/01/2021 (e)                                                        11,109
                        6,384        5.375% due 5/01/2022 (e)                                                         6,910
                                Golden State Tobacco Securitization Corporation of California, Tobacco
                                Settlement Revenue Bonds, Series B (g):
                       23,200        5.375% due 6/01/2028                                                            24,321
                        5,000        5.50% due 6/01/2033                                                              5,395
                                Industry, California, Urban Development Agency, Tax Allocation Bonds,
                                Series 1-B (e):
                        5,645        5% due 5/01/2020                                                                 5,895
                        6,000        5% due 5/01/2021                                                                 6,243
                        5,000   Los Angeles, California, GO, Series A, 5% due 9/01/2019 (e)                           5,241
                                Los Angeles, California, Unified School District, GO:
                       24,465        (Election of 1997), Series F, 5% due 1/01/2028 (g)                              25,367
                       13,800        Series A, 5% due 1/01/2028 (e)                                                  14,309
                        8,965   Modesto, California, Schools Infrastructure Financing Agency, Special
                                Tax Bonds, 5.50% due 9/01/2036 (b)                                                    9,718
                       12,040   Mount Diablo, California, Unified School District, GO (Election of 2002),
                                5% due 7/01/2027 (g)                                                                 12,459
                        6,440   Palm Springs, California, Financing Authority, Lease Revenue Refunding Bonds
                                (Convention Center Project), Series A, 5.50% due 11/01/2035 (e)                       7,040
                       11,685   Rialto, California, Unified School District, GO, Series A, 6.24%* due
                                6/01/2025 (g)                                                                         4,133
                        5,075   Sacramento, California, Unified School District, GO (Election of 1999),
                                Series B, 5% due 7/01/2026 (g)                                                        5,240
                        8,390   San Joaquin Hills, California, Transportation Corridor Agency, Toll Road
                                Revenue Refunding Bonds, Series A, 5.28%* due 1/15/2024 (e)                           3,204


Portfolio Abbreviations

To simplify the listings of Merrill Lynch Municipal Bond Fund,
Inc. - Insured Portfolio's holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list at right.

AMT        Alternative Minimum Tax (subject to)
COP        Certificates of Participation
DRIVERS    Derivative Inverse Tax-Exempt Receipts
EDA        Economic Development Authority
GO         General Obligation Bonds
HDA        Housing Development Authority
HFA        Housing Finance Agency
IDR        Industrial Development Revenue Bonds
PCR        Pollution Control Revenue Bonds
RIB        Residual Interest Bonds
S/F        Single-Family



Merrill Lynch Municipal Bond Fund, Inc. - Insured Portfolio

Schedule of Investments as of March 31, 2005 (concluded)                                                     (in Thousands)
                         Face
State                  Amount   Municipal Bonds                                                                    Value
California           $  2,755   Tahoe Truckee, California, Unified School District, GO (School Facilities
(concluded)                     Improvement District Number 2), Series A, 5.25% due 8/01/2029 (e)               $     2,921
                        9,330   Tustin, California, Unified School District, Senior Lien Special Tax Bonds
                                (Community Facilities District No. 97-1), Series A, 5% due 9/01/2038 (i)              9,497

Colorado - 5.7%        19,250   Aurora, Colorado, COP, 6% due 12/01/2025 (b)                                         21,390
                       31,160   Denver, Colorado, City and County Airport Revenue Refunding Bonds, RIB,
                                Series 153, 8.791% due 11/15/2025 (e)(j)                                             33,354
                        4,000   Logan County, Colorado, Justice Center Finance Corporation, COP, 5.50% due
                                12/01/2020 (e)                                                                        4,362

Florida - 2.3%          5,500   Dade County, Florida, Water and Sewer System Revenue Bonds, 5.25% due
                                10/01/2026 (g)                                                                        5,758
                       15,000   Escambia County, Florida, Health Facilities Authority, Health Facility Revenue
                                Bonds (Florida Health Care Facility Loan), 5.95% due 7/01/2020 (b)                   15,244
                        2,240   West Coast Regional Water Supply Authority, Florida, Capital Improvement
                                Revenue Bonds, 10.40% due 10/01/2010 (a)(b)                                           2,721

Georgia - 3.5%                  Georgia Municipal Electric Authority, Power Revenue Bonds, Series Y (b):
                        8,510        6.40% due 1/01/2013                                                              9,764
                          490        6.40% due 1/01/2013 (c)                                                            563
                       20,000   Georgia Municipal Electric Authority, Power Revenue Refunding Bonds, Series EE,
                                7% due 1/01/2025 (b)                                                                 26,527

Hawaii - 1.0%          10,170   Honolulu, Hawaii, City and County GO, Refunding, Series B, 5% due 7/01/2009 (e)      10,862

Illinois - 2.6%        17,690   Chicago, Illinois, O'Hare International Airport Revenue Bonds, Third Lien,
                                AMT, Series B-2, 6% due 1/01/2027 (e)                                                19,726
                        6,800   Illinois State, GO, 5.75% due 5/01/2021 (e)                                           7,135

Kansas - 0.5%           5,145   Manhattan, Kansas, Hospital Revenue Bonds (Mercy Health Center), 5.50% due
                                8/15/2020 (i)                                                                         5,587

Louisiana - 1.0%       10,250   Louisiana Public Facilities Authority, Mortgage Revenue Refunding Bonds
                                (Baton Rouge General Medical Center Project), 5.25% due 7/01/2033 (d)(e)             10,747

Maryland - 0.5%         4,400   Maryland State Health and Higher Educational Facilities Authority Revenue
                                Bonds (University of Maryland Medical System), Series B, 7% due 7/01/2022 (g)         5,672

Massachusetts - 3.1%    4,000   Massachusetts State, HFA, Rental Housing Mortgage Revenue Bonds, AMT,
                                Series C, 5.60% due 1/01/2045 (i)                                                     4,090
                                Massachusetts State Special Obligation Dedicated Tax Revenue Bonds (g):
                        4,750        5.25% due 1/01/2025                                                              5,040
                       10,000        5.25% due 1/01/2026                                                             10,611
                       12,250        5.25% due 1/01/2027                                                             13,008

Michigan - 2.7%         4,305   Michigan State, HDA, Rental Housing Revenue Refunding Bonds, Series B, 6.15%
                                due 10/01/2015 (e)                                                                    4,402
                                Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds:
                       10,000        (Detroit Edison Company), Series AA, 6.40% due 9/01/2025 (e)                    10,340
                       13,145        (Detroit Edison Company Project), AMT, Series A, 5.50% due 6/01/2030 (k)        13,914

Minnesota - 1.5%        5,860   Delano, Minnesota, Independent School District Number 879, GO, Series A,
                                5.875% due 2/01/2025 (i)                                                              6,471
                                Sauk Rapids, Minnesota, Independent School District Number 047, GO, Series A (e):
                        3,735        5.65% due 2/01/2020                                                              4,079
                        4,440        5.70% due 2/01/2021                                                              4,860

Mississippi - 1.2%      1,320   Harrison County, Mississippi, Wastewater Management District, Revenue Refunding
                                Bonds (Wastewater Treatment Facilities), Series A, 8.50% due 2/01/2013 (g)            1,727
                       10,000   Mississippi Hospital Equipment and Facilities Authority Revenue Bonds (Forrest
                                County General Hospital Project), 6% due 1/01/2030 (i)                               11,091

Missouri - 2.3%                 Kansas City, Missouri, Airport Revenue Refunding and Improvement Bonds,
                                Series A (e):
                       12,990        5.50% due 9/01/2013                                                             13,865
                        9,000        5.50% due 9/01/2014                                                              9,606

Nevada - 6.4%                   Clark County, Nevada, IDR, AMT, Series A:
                       10,000        (Power Company Project), 6.70% due 6/01/2022 (g)                                10,139
                        9,575        (Southwest Gas Corporation Project), 5.25% due 7/01/2034 (b)                     9,899
                       45,000   Washoe County, Nevada, Water Facility Revenue Bonds (Sierra Pacific Power
                                Company), AMT, 6.65% due 6/01/2017 (e)                                               46,728

New Jersey - 8.4%       6,810   Cape May County, New Jersey, Industrial Pollution Control Financing Authority,
                                Revenue Refunding Bonds (Atlantic City Electric Company Project), Series A,
                                6.80% due 3/01/2021 (e)                                                               8,708
                                Garden State Preservation Trust of New Jersey, Open Space and Farmland
                                Preservation Revenue Bonds, Series A (i):
                        3,125        5.80% due 11/01/2021 (l)                                                         3,466
                        8,310        5.80% due 11/01/2022 (l)                                                         9,180
                        4,340        5.80% due 11/01/2023 (l)                                                         4,779
                       16,500        Revenue Bonds, Series B, 5.17%* due 11/01/2024                                   6,517
                       23,000   New Jersey, EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5.25%
                                due 7/01/2033 (e)                                                                    24,453
                       25,000   New Jersey, EDA, Natural Gas Facilities, Revenue Refunding Bonds
                                (NUI Corporation Project), Series A, 6.35% due 10/01/2022 (b)                        25,573
                        4,000   New Jersey, EDA, School Facility Construction, Revenue Refunding Bonds,
                                Series K, 5.25% due 12/15/2017 (g)                                                    4,381

New York - 12.5%       10,000   Metropolitan Transportation Authority, New York, Service Contract Revenue
                                Bonds, Series B, 5.50% due 1/01/2013 (e)                                             11,153
                       12,075   New York City, New York, City Municipal Water Finance Authority, Water and
                                Sewer System Revenue Bonds, RIB, Series 158, 8.977% due 6/15/2026 (e)(j)             13,199
                                New York City, New York, GO:
                       11,500        Series C, 5.625% due 3/15/2018 (k)                                              12,632
                       21,000        Series I, 6% due 4/15/2007 (i)                                                  22,399
                        5,155   New York City, New York, GO, Refunding, Series G, 5.75% due 2/01/2006 (i)             5,355
                       11,600   New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds,
                                Series A, 5.25% due 10/15/2027 (b)                                                   12,502
                        9,190   New York State Dormitory Authority Revenue Bonds (School Districts Financing
                                Program), Series D, 5.25% due 10/01/2023 (e)                                          9,810
                          365   New York State Dormitory Authority, Revenue Refunding Bonds, Series A, 5.75%
                                due 2/15/2007 (e)                                                                       388
                        9,110   New York State Urban Development Corporation, Personal Income Tax Revenue
                                Bonds (State Facilities), Series A-1, 5.25% due 3/15/2034 (g)                         9,641
                            5   Niagara Falls, New York, GO, Public Improvement, 6.90% due 3/01/2024 (e)                  5
                       25,000   Tobacco Settlement Financing Corporation of New York Revenue Bonds,
                                Series A-1, 5.25% due 6/01/2022 (b)                                                  26,549
                                West Islip, New York, Union Free School District, GO, Refunding (i):
                        1,535        5% due 10/01/2015                                                                1,666
                        4,120        5% due 10/01/2016                                                                4,459

North Carolina - 0.3%   3,370   North Carolina, HFA, Home Ownership Revenue Bonds, AMT, Series 14-A, 5.35%
                                due 1/01/2022 (b)                                                                     3,492

North Dakota - 0.4%     3,575   North Dakota State, HFA Revenue Bonds (Housing Finance Program), Series C,
                                5.30% due 7/01/2022 (b)                                                               3,683

Oklahoma - 0.7%         6,385   Oklahoma State, IDR, Refunding (Health System), Series A, 6.25% due 8/15/2016 (e)     7,102

Oregon - 1.4%           8,700   Oregon State Department, Administrative Services, COP, Series A, 6.25% due
                                5/01/2010 (a)(b)                                                                      9,982
                        3,865   Port of Portland, Oregon, Airport Revenue Refunding Bonds (Portland
                                International Airport), AMT, Series 7-B, 7.10% due 1/01/2012 (a)(e)                   4,590

Pennsylvania - 3.1%     5,000   Pennsylvania, HFA, S/F Revenue Bonds, AMT, Series 72A, 5.25% due 4/01/2021 (e)        5,159
                        8,350   Pennsylvania State, GO, Second Series, 5.25% due 6/01/2015 (i)                        9,166
                        5,000   Pennsylvania State Turnpike Commission, Turnpike Revenue Refunding Bonds,
                                Series T, 5.50% due 12/01/2013 (g)                                                    5,602
                        6,000   Philadelphia, Pennsylvania, Gas Works Revenue Bonds, 12th Series B, 7% due
                                5/15/2020 (c)(e)                                                                      7,272
                        4,420   Philadelphia, Pennsylvania, Redevelopment Authority Revenue Bonds (Neighborhood
                                Transformation), Series A, 5.50% due 4/15/2020 (g)                                    4,803

Rhode Island - 0.7%     6,815   Rhode Island State Economic Development Corporation, Airport Revenue Bonds,
                                Series B, 6% due 7/01/2028 (g)                                                        7,564

South Carolina - 0.4%   4,200   South Carolina State Public Service Authority, Revenue Refunding Bonds,
                                Series A, 6.25% due 1/01/2006 (b)                                                     4,395

Texas - 4.4%           17,975   Dallas-Fort Worth, Texas, International Airport Revenue Bonds, DRIVERS, AMT,
                                Series 202, 9.548% due 11/01/2028 (g)(j)                                             21,135
                                El Paso, Texas, Water and Sewer Revenue Refunding and Improvement Bonds,
                                Series A (i):
                        4,375        6% due 3/01/2018                                                                 4,905
                        4,645        6% due 3/01/2019                                                                 5,207
                        3,500   Houston, Texas, Water Conveyance System Contract, COP, Series J, 6.25% due
                                12/15/2013 (b)                                                                        4,055
                        5,000   San Antonio, Texas, Municipal Drain Utility System Revenue Bonds, 5% due
                                2/01/2030 (e)                                                                         5,132
                                Texas State Department of Housing and Community Affairs, S/F Mortgage Revenue
                                Bonds, AMT, Series A (e)(f):
                        2,085        5.45% due 9/01/2023                                                              2,166
                        2,735        5.50% due 3/01/2026                                                              2,811

Utah - 1.7%             9,535   Utah Transit Authority, Sales Tax and Transportation Revenue Bonds (Salt
                                Lake County Light Rail Transit Project), 5.375% due 12/15/2022 (i)                   10,075
                                Utah Water Finance Agency Revenue Bonds (Pooled Loan Financing Program),
                                Series A (b):
                        2,515        5.75% due 10/01/2015                                                             2,775
                        3,770        6% due 10/01/2020                                                                4,204

Virginia - 3.1%        19,755   Fairfax County, Virginia, EDA, Resource Recovery, Revenue Refunding Bonds,
                                AMT, Series A, 6.10% due 2/01/2011 (b)                                               21,970
                        9,690   Virginia State HDA, Commonwealth Mortgage Revenue Bonds, Series J,
                                Sub-Series J-1, 5.20% due 7/01/2019 (e)                                               9,815

Washington - 0.7%       7,225   Chelan County, Washington, Public Utility District Number 001, Consolidated
                                Revenue Bonds (Chelan Hydro System), AMT, Series A, 5.45% due 7/01/2037 (b)           7,547

West Virginia - 1.2%   12,250   Pleasants County, West Virginia, PCR, Refunding (Potomac-Pleasants),
                                Series C, 6.15% due 5/01/2015 (b)                                                    12,603

Wisconsin - 1.2%        9,000   Superior, Wisconsin, Limited Obligation, Revenue Refunding Bonds (Midwest
                                Energy Resources), Series E, 6.90% due 8/01/2021 (g)                                 11,562
                        1,075   Wisconsin State, GO, AMT, Series B, 6.50% due 5/01/2025 (e)                           1,078

Puerto Rico - 1.6%      1,750   Puerto Rico Commonwealth, Highway and Transportation Authority, Transportation
                                Revenue Bonds, Series G, 5.25% due 7/01/2017 (g)                                      1,909
                       14,200   Puerto Rico Electric Power Authority, Power Revenue Bonds, Series RR, 5%
                                due 7/01/2035 (g)                                                                    14,812

                                Total Municipal Bonds (Cost - $971,699) - 98.1%                                   1,022,770


                       Shares
                         Held   Mutual Funds
                          300   BlackRock California Insured Municipal 2008 Term Trust, Inc.                          4,800
                          810   BlackRock Insured Municipal 2008 Term Trust, Inc.                                    12,765
                          323   BlackRock Insured Municipal Term Trust, Inc.                                          3,537

                                Total Mutual Funds (Cost - $22,396) - 2.0%                                           21,102



                       Shares
                         Held   Short-Term Securities
                       14,017   Merrill Lynch Institutional Tax-Exempt Fund (h)                                      14,017

                                Total Short-Term Securities (Cost - $14,017) - 1.4%                                  14,017

                       Total Investments (Cost - $1,008,112**) - 101.5%                                           1,057,889
                       Liabilities in Excess of Other Assets - (1.5%)                                              (15,336)
                                                                                                                -----------
                       Net Assets - 100.0%                                                                      $ 1,042,553
                                                                                                                ===========

(a) Prerefunded.

(b) AMBAC Insured.

(c) Escrowed to maturity.

(d) FHA Insured.

(e) MBIA Insured.

(f) FNMA/GNMA Collateralized.

(g) FGIC Insured.

(h) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                     (in Thousands)

                                              Net          Dividend
    Affiliate                               Activity         Income

    Merrill Lynch Institutional
    Tax-Exempt Fund                          11,000         $   295


(i) FSA Insured.

(j) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.

(k) XL Capital Insured.

(l) When-issued security.

* Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase by the Fund.

** The cost and unrealized appreciation (depreciation) of investments as of March 31, 2005, as computed for federal income tax purposes, were as follows:

                                                     (in Thousands)

    Aggregate cost                                  $     1,008,112
                                                    ===============
    Gross unrealized appreciation                   $        53,762
    Gross unrealized depreciation                           (3,985)
                                                    ---------------
    Net unrealized appreciation                     $        49,777
                                                    ===============


    Forward interest rate swaps outstanding as of March 31, 2005 were as follows:

                                                     (in Thousands)

                                          Notional       Unrealized
                                           Amount      Appreciation

    Receive a variable rate equal to
    7-Day Bond Market Association
    Municipal Swap Index Rate and
    pay a fixed rate of 3.759%

    Broker, JPMorgan Chase Bank
    Expires November 2018                $   11,500         $   232


Merrill Lynch Municipal Bond Fund, Inc. - National Portfolio

Schedule of Investments as of March 31, 2005                                                                 (In Thousands)
                           Face
State                    Amount    Municipal Bonds                                                                 Value
Alabama - 0.5%          $ 3,820    Alabama Incentives Financing Authority, Special Obligation, Revenue
                                   Refunding Bonds, Series A, 6% due 10/01/2029 (c)                             $     4,265
                            500    Mobile, Alabama, Industrial Development Board, Environmental Improvement,
                                   Revenue Refunding Bonds (International Paper Company Project), AMT,
                                   Series A, 6.35% due 5/15/2016                                                        535
                          2,500    Selma, Alabama, IDB, Environmental Improvement Revenue Refunding Bonds
                                   (International Paper Company Project), AMT, Series A, 6.70% due 2/01/2018          2,715

Alaska - 0.5%             3,000    Alaska State Housing Financial Corporation, General Mortgage Revenue
                                   Refunding Bonds, Series A, 6% due 6/01/2027 (f)                                    3,109
                          3,860    Anchorage, Alaska, School, GO, Series B, 5.875% due 12/01/2010 (e)(j)              4,340


Arizona - 2.5%            4,000    Arizona Health Facilities Authority Revenue Bonds (Catholic Healthcare West),
                                   Series A, 6.625% due 7/01/2020                                                     4,430
                          1,000    Glendale, Arizona, Development Authority, Educational Facilities, Revenue
                                   Refunding Bonds (American Graduate School International), 7.125% due
                                   7/01/2005 (a)(j)                                                                   1,022
                          1,000    Maricopa County, Arizona, Hospital Revenue Refunding Bonds (Sun Health
                                   Corporation), 6.125% due 4/01/2018                                                 1,047
                          3,600    Maricopa County, Arizona, IDA, Education Revenue Bonds (Arizona Charter
                                   Schools Project 1), Series A, 6.75% due 7/1/2029                                   3,570
                          1,625    Maricopa County, Arizona, IDA, Health Facilities, Revenue Refunding Bonds
                                   (Catholic Healthcare West Project), Series A, 5% due 7/01/2021                     1,628
                          1,000    Maricopa County, Arizona, IDA, M/F Housing Revenue Bonds (Metro Gardens-Mesa
                                   Ridge Project), Series A, 5.65% due 7/01/2019 (f)                                  1,020
                                   Maricopa County, Arizona, Pollution Control Corporation, PCR, Refunding,
                                   Series A:
                          1,200         (El Paso Electric Company Project), 6.25% due 5/01/2037                       1,213
                          1,000         (Public Service Company of New Mexico Project), 6.30% due 12/01/2026          1,067


Portfolio
Abbreviations

To simplify the listings of Merrill Lynch Municipal Bond Fund,
Inc. - National Portfolio's portfolio holdings in the Schedule of Investments, we abbreviated the names of many of the securities according to the list below:


AMT        Alternative Minimum Tax (subject to)
CARS       Complementary Auction Rate Securities
COP        Certificates of Participation
DRIVERS    Derivative Inverse Tax-Exempt Receipts
EDA        Economic Development Authority
GO         General Obligation Bonds
HFA        Housing Finance Agency
IDA        Industrial Development Authority
IDB        Industrial Development Board
IDR        Industrial Development Revenue Bonds
M/F        Multi-Family
PCR        Pollution Control Revenue Bonds
RIB        Residual Interest Bonds
S/F        Single-Family


Merrill Lynch Municipal Bond Fund, Inc. - National Portfolio

Schedule of Investments as of March 31, 2005 (concluded)                                                     (In Thousands)
                           Face
State                    Amount    Municipal Bonds                                                                 Value
Arizona                            Peoria, Arizona, Improvement District No. 8401, Special Assessment
(concluded)                        Bonds No. 8802:
                        $   430         7.20% due 1/01/2010                                                     $       439
                            510         7.20% due 1/01/2013                                                             520
                                   Peoria, Arizona, Improvement District, Special Assessment Bonds No. 8801:
                            190         7.30% due 1/01/2009                                                             194
                            395         7.30% due 1/01/2011                                                             403
                          2,330    Phoenix, Arizona, Civic Improvement Corporation, Municipal Facilities,
                                   Excise Tax Revenue Bonds, 5.75% due 7/01/2016 (e)                                  2,580
                          5,000    Phoenix, Arizona, IDA, Airport Facility, Revenue Refunding Bonds (America
                                   West Airlines Inc. Project), AMT, 6.30% due 4/01/2023                              3,784
                            545    Prescott Valley, Arizona, Improvement District, Special Assessment Bonds
                                   (Sewer Collection System Roadway Repair), 7.90% due 1/01/2012                        562
                          3,515    Tucson, Arizona, IDA, Senior Living Facilities Revenue Bonds (Christian
                                   Care Tucson Inc. Project), Series A, 6.125% due 7/01/2024 (m)                      3,894
                          3,180    University of Arizona, COP, Refunding, Series A, 5.50% due 6/01/2018 (c)           3,472
                          1,000    University of Arizona, COP (University of Arizona Parking and Student
                                   Housing), 5.75% due 6/01/2019 (c)                                                  1,084
                          3,000    Vistancia, Arizona, Community Facilities District, GO, 6.75% due 7/15/2022         3,181

Arkansas - 0.1%              75    Arkansas State Development Finance Authority, S/F Mortgage Revenue Bonds
                                   (Mortgage-Backed Securities Program), Series H, 6.15% due 7/01/2016 (i)               78
                            250    Arkansas State Student Loan Authority Revenue Bonds, AMT, Sub-Series B,
                                   7.25% due 6/01/2009                                                                  273
                            200    Jonesboro, Arkansas, Residential Housing and Health Care Facilities Board,
                                   Hospital Revenue Refunding Bonds (Saint Bernards Regional Medical Center),
                                   Series B, 5.90% due 7/01/2016 (c)                                                    211
                            250    North Little Rock, Arkansas, Health Facilities Board, Health Care Revenue
                                   Bonds (Baptist Health), 5.50% due 7/01/2016                                          260
                            500    Pine Bluff, Arkansas, Environmental Improvement, Revenue Refunding Bonds
                                   (International Paper Company Project), AMT, Series A, 6.70% due 8/01/2020            545
                            250    University of Central Arkansas, Housing System Revenue Bonds, 6.50% due
                                   1/01/2031 (h)                                                                        284

California - 12.4%        2,500    Agua Caliente Band of Cahuilla Indians, California, Casino Revenue Bonds,
                                   6% due 7/01/2018                                                                   2,571
                          9,145    Alameda County, California, COP (Financing Project), 6% due 9/01/2006 (f)(j)       9,722
                          2,805    American Canyon, California, Finance Authority, Reassessment Revenue Bonds,
                                   Series A, 5% due 9/02/2031 (m)                                                     2,820
                                   California Rural Home Mortgage Finance Authority, S/F Mortgage Revenue Bonds
                                   (Mortgage-Backed Securities Program), AMT, Class 5 (i)(l):
                            485         Series C, 6.75% due 3/01/2029                                                   491
                            335         Series D, 6.70% due 5/01/2029                                                   336
                            325    California Rural Home Mortgage Finance Authority, S/F Mortgage, Revenue
                                   Refunding Bonds (Mortgage - Backed Securities Program), AMT, Series A-2, 7%
                                   due 9/01/2029 (i)(l)                                                                 329
                          7,500    California State Department of Water Resources, Power Supply Revenue Bonds,
                                   Series A, 5.75% due 5/01/2017                                                      8,291
                          5,000    California State, GO, 5.25% due 4/01/2029                                          5,256
                          2,000    California State, GO, Refunding, 5.75% due 5/01/2030                               2,189
                         14,100    California State, Various Purpose, GO, 5.50% due 11/01/2033                       15,094
                          9,880    California Statewide Communities Development Authority, Health Facility
                                   Revenue Bonds (Memorial Health Services), Series A, 6% due 10/01/2023             11,164
                          2,880    Capistrano, California, Unified School District, Community Facility
                                   District, Special Tax Bonds (No. 90-2 Talega), 6% due 9/01/2032                    3,072
                                   Chula Vista, California, Community Facilities District, Special Tax Bonds
                                   (No. 06-1, Eastlake Woods Area), Series A:
                          1,080         6.05% due 9/01/2020                                                           1,142
                          2,965         6.15% due 9/01/2026                                                           3,101
                         13,000    Clovis, California, Unified School District, Capital Appreciation, GO
                                   (Election of 2004), Series A, 5.05%* due 8/01/2029 (e)                             3,615
                                   Contra Costa County, California, Special Tax Bonds (Community Facilities
                                   District Number 2001-01):
                          1,585         6% due 9/01/2026                                                              1,640
                          1,200         6.10% due 9/01/2031                                                           1,243
                         11,300    Desert, California, Community College District, GO, Series A, 5% due
                                   8/01/2029 (f)                                                                     11,717
                          3,100    Elk Grove, California, Poppy Ridge Community Facilities Number 3 Special
                                   Tax, Series 1, 6% due 9/01/2028                                                    3,229
                                   Golden State Tobacco Securitization Corporation of California, Tobacco
                                   Settlement Revenue Bonds:
                          2,000         Series A-4, 7.80% due 6/01/2042                                               2,272
                          2,785         Series A-5, 7.875% due 6/01/2042                                              3,178
                          2,740    Pomona, California, Public Financing Authority, Revenue Refunding Bonds
                                   (Merged Redevelopment Project), Series A1, 5.75% due 2/01/2034                     2,821
                          1,100    Poway, California, Unified School District, Special Tax Bonds (Community
                                   District No. 6), Series A, 6.05% due 9/01/2025                                     1,154
                          2,695    Riverside, California, Improvement Bond Act of 1915, Special Assessment
                                   (Riverwalk Assessment District), 6.375% due 9/02/2026                              2,918
                                   Roseville, California, Special Tax (Stoneridge Community Facilities Number 1):
                          1,250         6.20% due 9/01/2021                                                           1,325
                          1,125         6% due 9/01/2025                                                              1,174
                          2,500         6.30% due 9/01/2031                                                           2,662
                                   Sacramento, California, Special Tax (North Natomas Community Facilities):
                          2,200         Series 01-03, 6% due 9/01/2028                                                2,296
                          2,270         Series 4-C, 6% due 9/01/2028                                                  2,399
                         21,260    Sacramento County, California, Sanitation District Financing Authority
                                   Revenue Bonds, Series A, 5% due 12/01/2035 (c)                                    22,000
                         10,000    San Diego, California, Public Facilities Financing Authority, Subordinated
                                   Water Revenue Refunding Bonds, 5% due 8/1/2032 (f)                                10,277
                         11,520    San Diego, California, Unified School District, GO (Election of 1998),
                                   Series F, 5% due 7/01/2028 (h)                                                    11,951
                                   San Francisco California, City and County Redevelopment Agency Revenue
                                   Bonds (Community Facilities District Number 6-Mission):
                          5,000         6% due 8/01/2021                                                              5,232
                          2,500         GO, Series A, 6% due 8/01/2025                                                2,620
                          1,075    San Francisco, California, Uptown Parking Corporation, Parking Revenue
                                   Bonds (Union Square), 6% due 7/01/2020 (f)                                         1,208
                                   Santa Margarita, California, Water District, Special Tax Refunding Bonds
                                   (Community Facilities District No. 99), Series 1:
                          3,680         6.20% due 9/01/2020                                                           4,000
                          3,000         6.25% due 9/01/2029                                                           3,186
                                   South Tahoe, California, Joint Powers Financing Authority, Revenue
                                   Refunding Bonds (South Tahoe Redevelopment Project Area No. 1),
                                   Series A (c):
                          2,250         5% due 10/01/2028                                                             2,273
                          2,000         5% due 10/01/2035                                                             2,011
                                   Val Verde, California, Unified School District, Special Tax Bonds
                                   (Community Facilities District No. 1), Series A:
                          1,000         5.40% due 9/01/2030                                                             992
                          1,000         5.45% due 9/01/2036                                                             995

Colorado - 2.1%             500    Boulder County, Colorado, Hospital Development Revenue Bonds (Longmont
                                   United Hospital Project), 6% due 12/01/2030 (m)                                      545
                            560    Colorado HFA, Revenue Bonds (S/F Program), Series B-3, 6.55% due 10/01/2016          569
                                   Colorado HFA, Revenue Refunding Bonds (S/F Program):
                            465         AMT, Senior Series A-2, 7.50% due 4/01/2031                                     492
                            190         AMT, Senior Series B-2, 7.10% due 4/01/2017                                     194
                          1,270         AMT, Senior Series B-2, 7.25% due 10/01/2031                                  1,317
                             95         AMT, Senior Series B-3, 6.80% due 11/01/2028                                     95
                            600         AMT, Senior Series C-2, 7.25% due 10/01/2031 (b)                                622
                            160         Senior Series A-3, 7.35% due 10/01/2030                                         165
                            810         Senior Series C-3, 6.75% due 10/01/2021 (b)                                     836
                            240         Senior Series C-3, 7.15% due 10/01/2030 (b)                                     249
                          2,500    Colorado Health Facilities Authority, Revenue Refunding Bonds (Catholic
                                   Health Initiatives), 5.50% due 9/01/2017                                           2,654
                            550    Colorado Water Resource and Power Development Authority, Small Water
                                   Resource Revenue Bonds, Series A, 5.80% due 11/01/2020 (e)                           608
                                   Elk Valley, Colorado, Public Improvement Revenue Bonds (Public Improvement
                                   Fee):
                          7,560         Series A, 7.35% due 9/01/2031                                                 8,044
                          1,400         Series B, 7% due 9/01/2031                                                    1,433
                          3,685    Larimer County, Colorado, Poudre School District Number R-1, GO, 6% due
                                   12/15/2010 (e)(j)                                                                  4,171
                          7,700    Plaza Metropolitan District No. 1, Colorado, Tax Allocation Revenue Bonds
                                   (Public Improvement Fees), 8% due 12/01/2025                                       8,091

Connecticut - 2.2%        3,500    Bridgeport, Connecticut, Senior Living Facilities Revenue Bonds (3030 Park
                                   Retirement Community Project), 7.25% due 4/01/2035                                 3,503
                          1,000    Connecticut State Development Authority, Governmental Lease Revenue Bonds,
                                   6.60% due 6/15/2014 (f)                                                            1,023
                          1,500    Connecticut State Development Authority, Solid Waste Disposal Facilities
                                   Revenue Bonds (Pfizer Inc. Project), AMT, 7% due 7/01/2025                         1,545
                          1,250    Connecticut State Development Authority, Water Facility Revenue Bonds
                                   (Bridgeport Hydraulic Company), AMT, 6.15% due 4/01/2035 (c)                       1,342
                          1,200    Connecticut State, HFA, Revenue Refunding Bonds (Housing Mortgage Finance
                                   Program), Series C-1, 6.30% due 11/15/2017                                         1,245
                                   Connecticut State Health and Educational Facilities Authority Revenue Bonds:
                          1,000         (Bridgeport Hospital), Series A, 6.625% due 7/01/2018 (f)                     1,003
                          1,500         (Waterbury Hospital Issue), Series C, 5.75% due 7/01/2020 (m)                 1,612
                          1,000         (Westover School), Series A, 5.70% due 7/01/2030 (m)                          1,058
                                   Connecticut State Health and Educational Facilities Authority, Revenue
                                   Refunding Bonds:
                          5,025         DRIVERS, Series 215, 10.593% due 6/01/2030 (g)(m)                             6,295
                          2,000         (Eastern Connecticut Health Network), Series A, 6.50% due 7/01/2030 (m)       2,253
                            640         (Sacred Heart University), 6.625% due 7/01/2026 (m)                             681
                          5,710         (University of Hartford), Series E, 5.50% due 7/01/2022 (m)                   6,140
                          1,000         (Yale-New Haven Hospital Issue), Series H, 5.70% due 7/01/2025 (f)            1,049
                            930    Connecticut State Higher Education, Supplemental Loan Authority Revenue
                                   Bonds (Family Education Loan Program), AMT, Series A, 5.50% due 11/15/2020 (f)       932
                          1,000    Connecticut State Regional Learning Educational Service Center Revenue Bonds
                                   (Office/Education Center Facility), 7.75% due 2/01/2006 (j)                        1,059
                            860    Waterbury, Connecticut, GO, 6% due 2/01/2009 (j)(m)                                  954

District of               5,000    District of Columbia, GO, Refunding, DRIVERS, Series 214, 9.578% due
Columbia - 0.4%                    6/01/2026 (f)(g)                                                                   5,836

Florida - 5.7%            2,000    Anthem Park Community Development District, Florida, Capital Improvement
                                   Revenue Bonds, 5.80% due 5/01/2036                                                 1,995
                          1,700    Ballantrae, Florida, Community Development District, Capital Improvement
                                   Revenue Bonds, 6% due 5/01/2035                                                    1,717
                          1,895    Beacon Tradeport Community, Florida, Development District, Special Assessment,
                                   Revenue Refunding Bonds (Commercial Project), Series A, 5.25% due 5/01/2016 (m)    2,014
                          2,500    CFM Community Development District, Florida, Capital Improvement Revenue
                                   Bonds, Series B, 5.875% due 5/01/2014                                              2,541
                          2,725    Duval County, Florida, School Board, COP, 5.75% due 7/01/2017 (h)                  2,963
                                   Fiddlers Creek, Florida, Community Development District Number 2, Special
                                   Assessment Revenue Bonds:
                          5,350         Series A, 6.375% due 5/01/2035                                                5,570
                          1,250         Series B, 5.75% due 5/01/2013                                                 1,288
                          1,100    Heritage Isles Community Development District, Florida, Special Assessment,
                                   Revenue Refunding Bonds, 5.90% due 11/01/2006                                      1,101
                          5,000    Hillsborough County, Florida, IDA, Exempt Facilities Revenue Bonds (National
                                   Gypsum), AMT, Series A, 7.125% due 4/01/2030                                       5,494
                          7,000    Lee County, Florida, Airport Revenue Bonds, RIB, AMT, Series 580X, 9.36% due
                                   10/01/2029 (g)(h)                                                                  8,255
                          4,500    Lee County, Florida, Transportation Facilities Revenue Bonds, 5.75% due
                                   10/01/2005 (f)(j)                                                                  4,664
                          1,200    Lexington Oaks, Florida, Community Development District, Special Assessment
                                   Revenue Bonds, Series A, 6.70% due 5/01/2033                                       1,251
                                   Mediterra, Florida, South Community Development District, Capital Improvement
                                   Revenue Bonds:
                          1,055         6.85% due 5/01/2031                                                           1,114
                          1,765         Series B, 5.50% due 5/01/2010                                                 1,786
                          2,500    Middle Village Community Development District, Florida, Special Assessment
                                   Bonds, Series A, 6% due 5/01/2035                                                  2,541
                          6,095    Midtown Miami, Florida, Community Development District, Special Assessment
                                   Revenue Bonds, Series A, 6.25% due 5/01/2037                                       6,289
                          2,500    Old Palm Community Development District, Florida, Special Assessment Bonds
                                   (Palm Beach Gardens), Series B, 5.375% due 5/01/2014                               2,513
                                   Orange County, Florida, HFA, M/F Housing Revenue Bonds:
                          3,500         (Loma Vista Project), Series G, 5.50% due 3/01/2032                           3,505
                          2,375         Series A, 6.40% due 1/01/2031 (f)                                             2,472
                            135    Orange County, Florida, HFA, Mortgage Revenue Bonds, AMT, Series A, 8.375%
                                   due 3/01/2021 (b)(d)                                                                 135
                          5,000    Orange County, Florida, Tourist Development, Tax Revenue Bonds, 5.50% due
                                   10/01/2020 (c)                                                                     5,372
                          5,000    Panther Trace II, Florida, Community Development District, Special Assessment
                                   Bonds, Series A, 5.60% due 5/01/2035                                               4,936
                            180    Panther Trace, Florida, Community Development District, Special Assessment
                                   Revenue Bonds, Series B, 6.50% due 5/01/2009                                         181
                                   Park Place Community Development District, Florida, Special Assessment
                                   Revenue Bonds:
                          1,000         6.75% due 5/01/2032                                                           1,050
                          2,500         6.375% due 5/01/2034                                                          2,561
                          2,000    Saint Lucie, Florida, West Services District, Utility Revenue Refunding
                                   Bonds, Senior Lien, 6% due 10/01/2022 (f)                                          2,260
                          1,000    Sterling Hill, Florida, Community Development District, Capital Improvement
                                   Revenue Refunding Bonds, Series B, 5.50% due 11/01/2010                            1,015
                            945    Stoneybrook West, Florida, Community Development District, Special Assessment
                                   Revenue Bonds, Series B, 6.45% due 5/01/2010                                         960
                            730    Verandah West, Florida, Community Development District, Capital Improvement
                                   Revenue Bonds, Series B, 5.25% due 5/01/2008                                         733
                          2,705    Vista Lakes Community, Florida, Development District, Capital Improvement
                                   Revenue Bonds, Series B, 5.80% due 5/01/2008                                       2,719

Georgia - 1.8%            5,000    Atlanta, Georgia, Tax Allocation Revenue Bonds (Atlantic Station Project),
                                   7.90% due 12/01/2024                                                               5,423
                                   Brunswick & Glynn County, Georgia, Development Authority, First Mortgage
                                   Revenue Bonds (Coastal Community Retirement Corporation Project), Series A:
                          2,285         7.125% due 1/01/2025                                                          2,385
                          3,305         7.25% due 1/01/2035                                                           3,460
                          5,210    College Park, Georgia, Business and IDA Revenue Bonds (Civic Center Project),
                                   5.75% due 9/01/2026 (c)                                                            5,779
                          3,450    Fulton County, Georgia, Development Authority Revenue Bonds (Morehouse
                                   College Project), 5.875% due 12/01/2030 (c)                                        3,843
                          2,250    Fulton County, Georgia, Residential Care Facilities, Revenue Refunding
                                   Bonds (Canterbury Court Project), Series A, 6% due 2/15/2022                       2,260
                          1,500    Milledgeville-Baldwin County, Georgia, Development Authority Revenue Bonds
                                   (Georgia College and State University Foundation), 6% due 9/01/2033                1,592

Hawaii - 0.3%                      Kuakini, Hawaii, Health System, Special Purpose Revenue Bonds, Series A:
                          1,410         6.30% due 7/01/2022                                                           1,462
                          3,000         6.375% due 7/01/2032                                                          3,100

Illinois - 7.3%          10,620    Chicago, Illinois, Board of Education, GO, DRIVERS, Series 199, 9.077% due
                                   12/01/2020 (c)(g)                                                                 12,536
                          1,400    Chicago, Illinois, GO (Neighborhoods Alive 21 Program), 5.875% due
                                   7/01/2010 (e)(j)                                                                   1,556
                         26,800    Chicago, Illinois, O'Hare International Airport Revenue Bonds, 3rd Lien,
                                   AMT, Series B-2, 6% due 1/01/2029 (k)                                             29,740
                          3,000    Chicago, Illinois, O'Hare International Airport, Special Facility, Revenue
                                   Refunding Bonds (American Airlines Inc. Project), 8.20% due 12/01/2024             2,488
                          2,265    Chicago, Illinois, Park District, GO, Refunding, Series B, 5.75% due
                                   1/01/2015 (e)                                                                      2,496
                                   Chicago, Illinois, Park District, Limited Tax, GO, Series A (e):
                          1,270         5.75% due 1/01/2011 (j)                                                       1,417
                            230         5.75% due 1/01/2016                                                             253
                            535    Chicago, Illinois, S/F Mortgage Revenue Bonds, AMT, Series A, 7.15% due
                                   9/01/2031 (i)(l)                                                                     542
                          2,000    Chicago, Illinois, Special Assessment Bonds (Lake Shore East), 6.75% due
                                   12/01/2032                                                                         2,061
                          3,210    Cicero, Illinois, GO, Refunding (Corporate Purpose), 6% due 12/01/2028 (f)         3,588
                          7,000    Decatur, Illinois, GO, Refunding, 6% due 3/01/2008 (e)(j)                          7,579
                         10,000    Hodgkins, Illinois, Environmental Improvement Revenue Bonds (Metro Biosolids
                                   Management LLC Project), AMT, 6% due 11/01/2023                                   10,622
                                   Illinois Development Finance Authority Revenue Bonds:
                          3,140         (Community Rehabilitation Providers Facility), Series A, 6.50% due
                                        7/01/2022                                                                     3,303
                            660         Series B, 6.40% due 9/01/2031 (h)                                               704
                                   Illinois State, GO, 1st Series (f):
                          8,890         5.75% due 12/01/2015                                                          9,809
                          3,745         5.75% due 12/01/2016                                                          4,132
                          4,000         5.75% due 12/01/2017                                                          4,409
                          3,000    Illinois State, Sales Tax Revenue Bonds, 6% due 6/15/2020                          3,325
                          2,000    Lake County, Illinois, Forest Preservation District, GO (Land Acquisition
                                   and Development), 5.75% due 12/15/2016                                             2,231

Indiana - 0.8%            5,000    Indiana Transportation Finance Authority, Highway Revenue Bonds, Series A,
                                   5.25% due 6/01/2025 (e)                                                            5,306
                          6,000    MSD Warren Township, Indiana, Vision 2005, School Building Corporation
                                   Revenue Bonds, First Mortgage, 5.50% due 1/15/2011 (e)(j)                          6,619

Iowa - 0.7%               1,000    Iowa City, Iowa, Sewer Revenue Bonds, 5.75% due 7/01/2021 (f)                      1,034
                          6,860    Iowa Finance Authority, Health Care Facilities, Revenue Refunding Bonds
                                   (Care Initiatives Project), 9.25% due 7/01/2025                                    8,245

Kansas - 0.4%             2,810    Sedgwick and Shawnee Counties, Kansas, S/F Revenue Bonds, AMT, Series A-1,
                                   6.95% due 6/01/2029 (d)                                                            2,824
                          2,500    Wichita, Kansas, Hospital Facilities, Revenue Refunding and Improvement
                                   Bonds, Series III, 6.25% due 11/15/2019                                            2,770

Louisiana - 2.0%          9,500    Louisiana Local Government, Environmental Facilities, Community Development
                                   Authority Revenue Bonds (Capital Projects and Equipment Acquisition),
                                   Series A, 6.30% due 7/01/2030 (c)                                                 10,403
                          2,900    New Orleans, Louisiana, GO, Refunding, 6.125% due 10/01/2016 (c)                   2,976
                         13,000    Port New Orleans, Louisiana, IDR, Refunding (Continental Grain Company
                                   Project), 7.50% due 7/01/2013                                                     13,423
                          2,000    Rapides Finance Authority, Louisiana, Environmental Improvement Revenue Bonds
                                   (International Paper Company Project), AMT, Series A, 6.55% due 11/15/2023         2,153

Maine - 1.1%              8,635    Maine Finance Authority, Solid Waste Recycling Facilities Revenue Bonds
                                   (Great Northern Paper Project-Bowater), AMT, 7.75% due 10/01/2022                  8,678
                          6,045    Maine State Housing Authority, Mortgage Purpose Revenue Bonds, DRIVERS,
                                   AMT, Series 170, 9.524% due 11/15/2028 (g)                                         6,444

Maryland - 0.5%             500    Anne Arundel County, Maryland, Special Obligation Revenue Bonds (Arundel
                                   Mills Project), 7.10% due 7/01/2009 (j)                                              584
                          1,000    Maryland State Community Development Administration, Department of Housing
                                   and Community Development, Housing Revenue Bonds, AMT, Series B, 6.15% due
                                   1/01/2021                                                                          1,058
                          1,175    Maryland State Community Development Administration, Department of Housing
                                   and Community Development, Residential Revenue Refunding Bonds, Series A,
                                   5.60% due 3/01/2017 (b)                                                            1,221
                          1,000    Maryland State Community Development Administration, Department of Housing
                                   and Community Development Revenue Bonds (Waters Landing II Apartments), AMT,
                                   Series A, 5.875% due 8/01/2033                                                     1,046
                            125    Maryland State Economic Development Corporation Revenue Bonds (Health and
                                   Mental Hygiene Program), Series A, 7.125% due 3/01/2006                              128
                          1,000    Maryland State Energy Financing Administration, Solid Waste Disposal Revenue
                                   Bonds, Limited Obligation (Wheelabrator Water Projects), AMT, 6.45% due
                                   12/01/2016                                                                         1,042
                                   Maryland Water Quality Financing Administration, Revolving Loan Fund Revenue
                                   Bonds, Series A:
                            300         6.375% due 9/01/2010                                                            301
                            465         6.55% due 9/01/2014                                                             467
                            500    Prince George's County, Maryland, Housing Authority, Mortgage Revenue Refunding
                                   Bonds (Parker Apartments Project), Series A, 7.25% due 11/20/2016 (d)                505
                          1,000    University of Maryland, System Auxiliary Facility and Tuition Revenue Bonds,
                                   Series A, 5.75% due 4/01/2010 (f)(h)                                               1,110

Massachusetts - 1.6%        435    Massachusetts Educational Financing Authority, Education Loan Revenue
                                   Refunding Bonds, AMT, Issue E, 5.85% due 7/01/2014 (c)                               439
                          1,000    Massachusetts State Development Finance Agency, Revenue Refunding Bonds
                                   (Eastern Nazarene College), 5.625% due 4/01/2029                                     915
                          1,705    Massachusetts State, HFA, Housing Revenue Refunding Bonds, Series B, 6.05%
                                   due 12/01/2009 (f)                                                                 1,741
                            240    Massachusetts State, HFA, S/F Housing Revenue Bonds, AMT, Series 48, 6.35%
                                   due 6/01/2026 (f)                                                                    241
                          4,950    Massachusetts State Health and Educational Facilities Authority Revenue
                                   Bonds (Medical Center of Central Massachusetts), CARS, Series B, 11.02%
                                   due 6/23/2022 (c)(g)                                                               5,826
                          1,000    Massachusetts State Industrial Finance Agency, Higher Education, Revenue
                                   Refunding Bonds (Hampshire College Project), 5.625% due 10/01/2007 (j)             1,077
                            130    Massachusetts State Water Pollution Abatement Trust, Water Abatement Revenue
                                   Bonds, Series A, 6.375% due 2/01/2015                                                132
                          9,875    Massachusetts State Water Resource Authority, General Revenue Refunding Bonds,
                                   Series A, 5% due 8/01/2034 (f)                                                    10,243
                          1,600    Montachusett, Massachusetts, Regional Vocational Technical School District,
                                   GO, 5.95% due 1/15/2020 (f)                                                        1,777

Michigan - 1.4%           7,500    Delta County, Michigan, Economic Development Corporation, Environmental
                                   Improvement Revenue Refunding Bonds (Mead Westvaco-Escanaba), Series A,
                                   6.25% due 4/15/2027                                                                8,439
                            500    Dickinson County, Michigan, Economic Development Corporation, Environmental
                                   Improvement Revenue Refunding Bonds (International Paper Company Project),
                                   Series A, 5.75% due 6/01/2016                                                        534
                          1,000    Eastern Michigan University Revenue Refunding Bonds, 6% due 6/01/2024 (c)          1,117
                          3,000    Flint, Michigan, Hospital Building Authority, Revenue Refunding Bonds
                                   (Hurley Medical Center), 6% due 7/01/2020                                          3,020
                            615    Kalamazoo, Michigan, Hospital Finance Authority, Hospital Facility Revenue
                                   Refunding and Improvement Bonds (Bronson Methodist Hospital), Series A,
                                   6.375% due 5/15/2017 (f)                                                             618
                          3,325    Macomb County, Michigan, Hospital Finance Authority, Hospital Revenue Bonds
                                   (Mount Clemens General Hospital), Series B, 5.875% due 11/15/2034                  3,145
                          1,500    Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Mercy
                                   Mount Clemens), Series A, 6% due 5/15/2014 (f)                                     1,650
                          1,060    Michigan State Strategic Fund, Limited Obligation, Revenue Refunding Bonds
                                   (Detroit Edison Company), Series AA, 6.40% due 9/01/2025 (f)                       1,096

Minnesota - 1.1%          1,070    Anoka County, Minnesota, Solid Waste Disposal Revenue Bonds (Natural Rural
                                   Utilities), AMT, Series A, 6.95% due 12/01/2008                                    1,077
                          1,000    Eden Prairie, Minnesota, M/F Housing Revenue Bonds (Rolling Hills Project),
                                   Series A, 6.15% due 8/20/2031 (d)                                                  1,078
                                   Minneapolis and Saint Paul, Minnesota, Metropolitan Airports Commission,
                                   Airport Revenue Bonds, AMT, Sub-Series D (e):
                            470         5.75% due 1/01/2012                                                             512
                            470         5.75% due 1/01/2014                                                             509
                          2,060         5.75% due 1/01/2015                                                           2,237
                            680    Minneapolis, Minnesota, Community Development Agency, Supported Development
                                   Revenue Bonds (Common Bond Fund), AMT, Series 2, 6.20% due 6/01/2017                 700
                                   Minneapolis, Minnesota, Health Care System Revenue Bonds (Allina Health
                                   System), Series A:
                          1,500         5.70% due 11/15/2022                                                          1,587
                          2,665         5.75% due 11/15/2032                                                          2,816
                          1,110    Ramsey County, Minnesota, Housing and Redevelopment Authority, M/F Housing
                                   Revenue Bonds (Hanover Townhouses Project), AMT, 6% due 7/01/2031                  1,138
                          1,000    Saint Cloud, Minnesota, Health Care Revenue Refunding Bonds (Saint Cloud
                                   Hospital Obligation Group), Series A, 6.25% due 5/01/2020 (h)                      1,125
                          1,000    Saint Francis, Minnesota, Independent School District No. 015, GO, Series A,
                                   6.35% due 2/01/2013 (h)                                                            1,030
                          1,500    Waconia, Minnesota, Health Care Facilities Revenue Bonds (Ridgeview Medical
                                   Center Project), Series A, 6.125% due 1/01/2029 (m)                                1,642

Mississippi - 0.1%        1,700    Warren County, Mississippi, Environmental Improvement, Revenue Refunding
                                   Bonds (International Paper Company Project), AMT, Series B, 6.75% due
                                   8/01/2021                                                                          1,863

Missouri - 0.6%                    Fenton, Missouri, Tax Increment Revenue Refunding and Improvement Bonds
                                   (Gravois Bluffs):
                            610         6.75% due 10/01/2015                                                            617
                          4,000         7% due 10/01/2021                                                             4,300
                          1,500    Kansas City, Missouri, IDA, First Mortgage Health Facilities Revenue Bonds
                                   (Bishop Spencer Place), Series A, 6.50% due 1/01/2035                              1,519
                          2,200    Saint Louis, Missouri, Airport Revenue Bonds (Airport Development Program),
                                   Series A, 5.625% due 7/01/2019 (f)                                                 2,411

Montana - 0.4%            6,000    Montana State Higher Education, Student Assistance Corporation, Student
                                   Loan Revenue Refunding Bonds, AMT, Sub-Series B, 6.40% due 12/01/2032              6,274

Nevada - 2.1%             5,000    Clark County, Nevada, IDR (Power Company Project), AMT, Series A, 6.70%
                                   due 6/01/2022 (e)                                                                  5,070
                          1,550    Clark County, Nevada, Improvement District No. 142 Special Assessment,
                                   6.375% due 8/01/2023                                                               1,598
                                   Elko, Nevada, GO (Airport Improvement), AMT, Series B (f):
                            165         6.10% due 10/01/2014                                                            177
                            245         6.30% due 10/01/2019                                                            265
                            320         6.75% due 10/01/2024                                                            350
                            225         7% due 10/01/2029                                                               247
                          2,970    Henderson, Nevada, Local Improvement Districts, Special Assessment,
                                   Series NO T-14, 5.80% due 3/01/2023                                                3,062
                                   Las Vegas, Nevada, Local Improvement Bonds, Special Assessment, Special
                                   Improvement District Number 808, Summerlin:
                          1,765         5.875% due 6/01/2009                                                          1,823
                          2,040         6.125% due 6/01/2012                                                          2,107
                          2,270         6.25% due 6/01/2013                                                           2,345
                            145    Nevada Housing Division, S/F Program, AMT, Senior Series E, 7.05% due
                                   4/01/2027 (b)                                                                        147
                          2,000    Reno, Nevada, Special Assessment District Number 4 (Somerset Parkway),
                                   6.625% due 12/01/2022                                                              2,031
                                   Sparks, Nevada, Redevelopment Agency, Tax Allocation, Revenue Refunding
                                   Bonds, Series A (m):
                          3,110         6% due 1/15/2015                                                              3,408
                          6,315         6% due 1/15/2023                                                              6,905

New Hampshire - 0.1%      1,750    New Hampshire Health and Education Facilities Authority, Revenue Refunding
                                   Bonds (Elliot Hospital), Series B, 5.60% due 10/01/2022                            1,814

New Jersey - 4.1%           570    Camden County, New Jersey, Pollution Control Financing Authority, Solid
                                   Waste Resource Recovery Revenue Refunding Bonds, AMT, Series B, 7.50% due
                                   12/01/2009                                                                           570
                          3,300    New Jersey EDA, Retirement Community Revenue Bonds (Cedar Crest Village Inc.
                                   Facility), Series A, 7.25% due 11/15/2031                                          3,447
                          5,000    New Jersey EDA, Revenue Refunding Bonds (RWJ Health Care Corporation),
                                   6.50% due 7/01/2024 (h)                                                            5,114
                          2,000    New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc.
                                   Project), AMT, 6.25% due 9/15/2029                                                 1,556
                          3,680    New Jersey EDA, State Lease Revenue Bonds (State Office Buildings Projects),
                                   6% due 6/15/2010 (c)(j)                                                            4,138
                                   New Jersey Health Care Facilities Financing Authority Revenue Bonds:
                          3,000         (Pascack Valley Hospital Association), 6% due 7/01/2013                       2,836
                          3,130         (South Jersey Hospital), 6% due 7/01/2026                                     3,317
                          2,250    New Jersey Health Care Facilities Financing Authority, Revenue Refunding
                                   Bonds (Capital Health System Inc.), Series A, 5.75% due 7/01/2023                  2,379
                          1,090    New Jersey State Housing and Mortgage Finance Agency, M/F Housing, Revenue
                                   Refunding Bonds, Series B, 6.25% due 11/01/2026 (h)                                1,147
                                   New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds (f):
                         10,000          DRIVERS, Series 155, 9.092% due 1/01/2018 (g)                               11,770
                          7,025          Series A, 5.75% due 1/01/2010 (j)                                            7,785
                          2,975          Series A, 5.75% due 1/01/2018                                                3,238
                          9,500    Tobacco Settlement Financing Corporation of New Jersey Revenue Bonds, 7%
                                   due 6/01/2041                                                                     10,175

New Mexico - 0.6%         8,000    Farmington, New Mexico, PCR, Refunding (Public Service Company of New
                                   Mexico - San Juan), Series B, 6.30% due 12/01/2016                                 8,558
                            190    New Mexico Mortgage Finance Authority, Revenue Refunding Bonds,
                                   Mortgage-Backed Securities, Series F, 7% due 1/01/2026 (i)                           202
                            250    Santa Fe County, New Mexico, Correctional System Revenue Bonds, 6% due
                                   2/01/2027 (h)                                                                        303

New York - 11.3%          9,500    Metropolitan Transportation Authority, New York, Commuter Facilities, Service
                                   Contract Revenue Refunding Bonds, Series 8, 5.50% due 7/01/2013 (h)(j)            10,641
                         10,000    Metropolitan Transportation Authority, New York, Transit Facilities Revenue
                                   Bonds, Series A, 5.625% due 7/01/2007 (f)(j)                                      10,736
                          3,230    New York City, New York, City IDA, Civic Facility Revenue Bonds (Special
                                   Needs Facilities Pooled Program), Series C-1, 6% due 7/01/2012                     3,313
                          2,000    New York City, New York, City IDA Revenue Bonds (Visy Paper Inc. Project),
                                   AMT, 7.95% due 1/01/2028                                                           2,086
                          4,050    New York City, New York, City IDA, Special Facility Revenue Bonds (British
                                   Airways Plc Project), AMT, 7.625% due 12/01/2032                                   4,238
                         10,000    New York City, New York, City Municipal Water Finance Authority, Water and
                                   Sewer System Revenue Bonds, RIB, Series 158, 8.977% due 6/15/2026 (g)             10,931
                          3,000    New York City, New York, City Transit Authority, Triborough Metropolitan
                                   Transportation Authority, COP, 5.75% due 1/01/2010 (c)(j)                          3,357
                          6,000    New York City, New York, City Transitional Finance Authority Revenue Bonds,
                                   Future Tax Secured, Series B, 6% due 5/15/2010 (j)                                 6,757
                                   New York City, New York, City Transitional Finance Authority, Revenue
                                   Refunding Bonds, Series C (j):
                         12,015         5.875% due 5/01/2010                                                         13,564
                          8,000         Future Tax Secured, 5.875% due 5/01/2010                                      9,031
                                   New York City, New York, GO, Refunding:
                          5,870         Series A, 6% due 5/15/2010 (j)(k)                                             6,664
                            730         Series A, 6% due 5/15/2021 (k)                                                  815
                          2,210         Series A, 6.25% due 5/15/2026 (k)                                             2,490
                          4,000         Series B, 8.25% due 6/01/2006 (k)(n)                                          4,255
                          4,000         Series C, 5.875% due 8/01/2006 (e)(j)                                         4,215
                         12,815         Series G, 5.75% due 2/01/2006 (f)(j)                                         13,342
                          2,185         Series G, 5.75% due 2/01/2014 (f)                                             2,271
                             20         Series H, 6% due 8/01/2007 (j)(k)                                                22
                            980         Series H, 6% due 8/01/2017 (k)                                                1,053
                         10,000    New York City, New York, GO, Series B, 5.875% due 8/01/2015 (f)                   11,167
                                   New York State Dormitory Authority Revenue Bonds (Catholic Health
                                   Services - Long Island):
                          1,175         5% due 7/01/2012                                                              1,231
                          1,775         5% due 7/01/2013                                                              1,849
                          1,935         5% due 7/01/2014                                                              2,007
                                   New York State Dormitory Authority, Revenue Refunding Bonds:
                          3,370         (Concord Nursing Home Inc.), 6.25% due 7/01/2016                              3,648
                          2,500         (Concord Nursing Home Inc.), 6.50% due 7/01/2029                              2,711
                          3,000         (Mount Sinai Health), Series A, 6.50% due 7/01/2016                           3,147
                          3,950         (Mount Sinai Health), Series A, 6.50% due 7/01/2025                           4,101
                          3,000         (State University Educational Facilities), Series A, 7.50% due 5/15/2013      3,731
                          1,360    New York State Environmental Facilities Corporation, State Clean Water and
                                   Drinking Revenue Bonds Revolving Funds), Series B, 5.875% due 1/15/2019            1,504
                          4,000    New York State Thruway Authority, General Revenue Bonds, Series F, 5%
                                   due 1/01/2030 (c)                                                                  4,150
                          2,285    Oneida County, New York, IDA, Revenue Bonds (Civic Facility-Faxton Hospital),
                                   Series C, 6.625% due 1/01/2015 (m)                                                 2,548
                             95    Suffolk County, New York, IDA, Civic Facility Revenue Bonds (Special Needs
                                   Facilities Pooled Program), Series D-1, 6% due 7/01/2012                              97
                            705    Westchester County, New York, IDA, Civic Facilities Revenue Bonds (Special
                                   Needs Facilities Pooled Program), Series E-1, 6% due 7/01/2012                       723
                          8,095    Westchester County, New York, IDA, Continuing Care Retirement, Mortgage
                                   Revenue Bonds (Kendal on Hudson Project), Series A, 6.50% due 1/01/2034            8,192

North Carolina - 2.7%       920    Brunswick County, North Carolina, COP, 6% due 6/01/2010 (h)(j)                     1,030
                          1,500    Haywood County, North Carolina, Industrial Facilities and Pollution Control
                                   Financing Authority Revenue Bonds (Champion International Corporation Project),
                                   AMT, 6.25% due 9/01/2025                                                           1,539
                          2,000    Martin County, North Carolina, Industrial Facilities and Pollution Control
                                   Financing Authority Revenue Bonds (Solid Waste Disposal -Weyerhaeuser Company),
                                   AMT, 6.80% due 5/01/2024                                                           2,049
                                   North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds:
                          1,500         Series B, 5.875% due 1/01/2021 (f)                                            1,594
                          4,000         Series D, 6.75% due 1/01/2026 (o)                                             4,433
                          4,440    North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding
                                   Bonds, Series D, 6.70% due 1/01/2019                                               4,922
                            290    North Carolina HFA, S/F Revenue Bonds, Series W, 6.50% due 3/01/2018                 292
                          2,500    North Carolina Medical Care Commission, Health Care Facilities, First
                                   Mortgage Revenue Bonds (Presbyterian Homes Project), 6.875% due 10/01/2021         2,674
                          2,000    North Carolina Medical Care Commission, Health Care Housing Revenue Bonds
                                   (The ARC of North Carolina Projects), Series A, 5.80% due 10/01/2034               1,988
                                   North Carolina Medical Care Commission, Retirement Facilities, First Mortgage
                                   Revenue Bonds:
                          1,625         (Forest at Duke Project), 6.375% due 9/01/2032                                1,692
                          2,500         (Givens Estates Project), Series A, 6.50% due 7/01/2032                       2,609
                                   North Carolina Municipal Power Agency Number 1, Catawba Electric, Revenue
                                   Refunding Bonds, Series B:
                            500         6.375% due 1/01/2013                                                            553
                          1,080         6.375% due 1/01/2013 (o)                                                      1,197
                          5,000         6.50% due 1/01/2020                                                           5,565
                          2,500         6.50% due 1/01/2020 (o)                                                       2,783
                          1,175    North Carolina State Educational Assistance Authority Revenue Bonds
                                   (Guaranteed Student Loan), AMT, Sub-lien, Series C, 6.35% due 7/01/2016            1,222
                                   Piedmont, North Carolina, Triad Airport Authority, Airport Revenue Refunding
                                   Bonds, Series A (h):
                          1,000         6.375% due 7/01/2016                                                          1,118
                          1,000         6% due 7/01/2024                                                              1,103

Ohio - 1.2%               1,000    Cuyahoga County, Ohio, Health Care Facilities Revenue Refunding Bonds
                                   (Benjamin Rose Institute Project), 5.50% due 12/01/2028                              931
                          1,200    Huron County, Ohio, GO, Human Services Building, 7.25% due 12/01/2005 (f)(j)       1,262
                            510    Ohio HFA, Mortgage Revenue Bonds, AMT, Series A-1, 6.15% due 3/01/2029 (d)           525
                          8,000    Ohio State Air Quality Development Authority, Revenue Refunding Bonds
                                   (Dayton Power & Light Company), Series B, 6.40% due 8/15/2027 (f)                  8,022
                          1,000    Ohio State Water Development Authority, Pollution Control Facilities,
                                   Revenue Refunding Bonds (Pennsylvania Power Co. Project), 6.15% due
                                   8/01/2023 (c)                                                                      1,023
                          1,470    Port of Greater Cincinnati Development Authority, Ohio, Special Assessment
                                   Revenue Bonds (Cooperative Public Parking Infrastructure Project), 6.40%
                                   due 2/15/2034                                                                      1,549
                          3,005    Toledo-Lucas County, Ohio, Lodging Tax, Revenue Refunding Bonds (Convention
                                   Center Project), 5.70% due 10/01/2015 (f)                                          3,181

Oregon - 0.7%                      Forest Grove, Oregon, Campus Improvement, Revenue Refunding Bonds (Pacific
                                   University) (m):
                            250         6% due 5/01/2015                                                                273
                            250         6.20% due 5/01/2020                                                             275
                          2,485    Jackson County, Oregon, Central Point School District Number 006, GO,
                                   5.75% due 6/15/2010 (e)(j)                                                         2,776
                                   Oregon State Housing and Community Services Department, Mortgage Revenue
                                   Refunding Bonds (S/F Mortgage Program), Series A:
                             90         6.40% due 7/01/2018                                                              91
                             60         AMT, 6.20% due 7/01/2027                                                         62
                            500    Portland, Oregon, M/F Housing Authority Revenue Bonds (Lovejoy Station
                                   Apartments Project), AMT, 5.90% due 7/01/2023 (f)                                    524
                          1,000    Portland, Oregon, Sewer System Revenue Bonds, Series A, 5.75% due
                                   8/01/2018 (e)                                                                      1,098
                                   Portland, Oregon, Urban Renewal and Redevelopment, Revenue Refunding Bonds,
                                   Series A (c):
                          1,000         (Downtown Waterfront), 5.75% due 6/15/2018                                    1,104
                          3,190         (South Park Blocks), 5.75% due 6/15/2018                                      3,523

Pennsylvania - 0.9%       2,220    Allegheny County, Pennsylvania, Sanitation Authority, Sewer Revenue Bonds,
                                   5.75% due 12/01/2010 (f)(j)                                                        2,471
                          4,000    Pennsylvania State Higher Educational Facilities Authority Revenue Bonds
                                   (University of Pennsylvania Medical Center Health System), Series A, 6%
                                   due 1/15/2031                                                                      4,314
                          1,265    Philadelphia, Pennsylvania, Authority for IDR, Commercial Development,
                                   7.75% due 12/01/2017                                                               1,293
                          5,000    Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Refunding
                                   Bonds (Guthrie Health), Series A, 5.875% due 12/01/2031                            5,243

Rhode Island - 0.6%       6,815    Rhode Island State Economic Development Corporation, Airport Revenue
                                   Bonds, Series B, 6% due 7/01/2028 (e)                                              7,564
                          1,000    Rhode Island State Economic Development Corporation Revenue Bonds
                                   (Providence Place Mall), 6.125% due 7/01/2020 (m)                                  1,113

South Carolina - 1.3%              Medical University Hospital Authority, South Carolina, Hospital Facilities,
                                   Revenue Refunding Bonds (j):
                          2,450         6.50% due 8/15/2012                                                           2,889
                          5,400         Series A, 6.375% due 8/15/2012                                                6,324
                                   Piedmont Municipal Power Agency, South Carolina, Electric Revenue Refunding
                                   Bonds (e):
                          1,745         6.75% due 1/01/2019                                                           2,165
                          1,255         6.75% due 1/01/2019 (n)                                                       1,584
                          5,000    South Carolina Jobs EDA, Residential Care Facilities Revenue Bonds (South
                                   Carolina Episcopal - Still Hopes Residence Project), Series A, 6.375% due
                                   5/15/2032                                                                          5,090

South Dakota - 0.3%       3,750    Pierre, South Dakota, School District Number 32-2, GO, 5.75% due
                                   8/01/2010 (h)(j)                                                                   4,176

Tennessee - 2.0%                   Chattanooga, Tennessee, Industrial Development Board, Lease Rent Revenue
                                   Bonds, (Southside Redevelopment Corporation) (c):
                          4,485         5.75% due 10/01/2017                                                          4,943
                          3,740         5.75% due 10/01/2018                                                          4,118
                          1,000    Johnson City, Tennessee, Health and Educational Facilities Board,
                                   Retirement Facility Revenue Bonds (Appalachian Christian Village Project),
                                   Series A, 6.25% due 2/15/2032                                                        983
                          4,950    McMinn County, Tennessee, IDB, Solid Waste Revenue Bonds (Recycling
                                   Facility-Calhoun Newsprint), AMT, 7.40% due 12/01/2022                             4,974
                          5,000    Metropolitan Government of Nashville and Davidson County, Tennessee, GO,
                                   5.875% due 5/15/2026                                                               5,198
                                   Shelby County, Tennessee, Health, Educational and Housing Facility Board,
                                   Hospital Revenue Refunding Bonds (Methodist Healthcare):
                          4,380         6.50% due 9/01/2012 (j)                                                       5,149
                          2,920         6.50% due 9/01/2026 (n)                                                       3,429

Texas - 13.4%                      Austin, Texas, Convention Center Revenue Bonds (Convention Enterprises Inc.):
                          5,300         First Tier, Series A, 6.60% due 1/01/2021                                     5,621
                          2,300         First Tier, Series A, 6.70% due 1/01/2028                                     2,450
                          6,740         Trust Certificates, Second Tier, Series B, 6% due 1/01/2023                   7,225
                         10,630    Austin, Texas, Revenue Bonds (Town Lake Community Events Center Venue),
                                   6.20% due 11/15/2029 (e)                                                          11,777
                                   Bexar County, Texas, Health Facilities Development Corporation, Revenue
                                   Refunding Bonds (Army Retirement Residence Project):
                            600         6.125% due 7/01/2022                                                            633
                          1,750         6.30% due 7/01/2032                                                           1,836
                          2,280    Brazos River Authority, Texas, PCR, Refunding (Texas Utility Company), AMT,
                                   Series A, 7.70% due 4/01/2033                                                      2,686
                          4,250    Brazos River Authority, Texas, Revenue Refunding Bonds (Reliant Energy Inc.
                                   Project), Series B, 7.75% due 12/01/2018                                           4,723
                          3,700    Brazos River, Texas, Harbor Navigation District, Brazoria County
                                   Environmental, Revenue Refunding Bonds (Dow Chemical Company Project),
                                   AMT, Series A-7, 6.625% due 5/15/2033                                              4,059
                            885    Central Texas Housing Finance Corporation, S/F Mortgage Revenue Bonds
                                   (GNMA Mortgage Program), AMT, 8.20% due 4/01/2022 (b)(d)                             905
                          1,500    Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds, 5%
                                   due 1/01/2035 (e)                                                                  1,530
                          3,620    Dallas-Fort Worth, Texas, International Airport Facility, Improvement
                                   Corporation Revenue Bonds (Learjet Inc.), AMT, Series 2001-A-1, 6.15%
                                   due 1/01/2016                                                                      3,637
                         18,250    Dallas-Fort Worth, Texas, International Airport Revenue Bonds, DRIVERS,
                                   AMT, Series 201, 9.548% due 11/01/2024 (e)(g)                                     21,458
                          1,260    Fort Bend County, Texas, Municipal Utility District Number 23, GO, 6.625%
                                   due 9/01/2007 (j)(m)                                                               1,369
                                   Gregg County, Texas, Health Facilities Development Corporation, Hospital
                                   Revenue Bonds (Good Shepherd Medical Center Project) (m):
                          1,000         6.875% due 10/01/2020                                                         1,146
                          3,500         6.375% due 10/01/2025                                                         3,924
                          2,465    Gulf Coast, Texas, Waste Disposal Authority Revenue Refunding Bonds
                                   (International Paper Company), AMT, Series A, 6.10% due 8/01/2024                  2,614
                          2,500    Harris County, Texas, Health Facilities Development Corporation, Revenue
                                   Refunding Bonds (Saint Luke's Episcopal Hospital), Series A, 5.625% due
                                   2/15/2017                                                                          2,658
                          3,000    Houston, Texas, Airport System, Special Facilities Revenue Bonds
                                   (Continental Airlines Terminal Improvement), AMT, Series B, 6.125% due
                                   7/15/2027                                                                          2,291
                         20,000    Houston, Texas, Combined Utility System, First Lien Revenue Refunding
                                   Bonds, Series A, 5.125% due 5/15/2028 (f)                                         20,871
                          8,080    Matagorda County, Texas, Navigation District Number 1, Revenue Refunding
                                   Bonds (Reliant Energy Inc.), Series C, 8% due 5/01/2029                            8,908
                          7,350    Matagorda County, Texas, Port of Bay City Authority Revenue Bonds (Hoechst
                                   Celanese Corp. Project), AMT, 6.50% due 5/01/2026                                  7,496
                          1,000    Pflugerville, Texas, Independent Industrial School District, GO, 5.75%
                                   due 8/15/2010 (j)                                                                  1,094
                          4,825    Port Corpus Christi, Texas, Individual Development Corporation, Environmental
                                   Facilities Revenue Bonds (Citgo Petroleum Corporation Project), AMT, 8.25%
                                   due 11/01/2031                                                                     5,177
                          1,000    Red River, Texas, Education Finance Revenue Bonds (Saint Mark's School-Texas
                                   Project), 6% due 8/15/2019                                                         1,094
                          1,815    South Plains, Texas, Housing Finance Corporation, S/F Mortgage Revenue Bonds,
                                   AMT, Series A, 7.30% due 9/01/2031 (i)                                             1,839
                                   Southeast Texas, Housing Finance Corporation Revenue Bonds, AMT (d)(l):
                            225         Series A, 8% due 11/01/2025                                                     226
                            245         Series B, 8.50% due 11/01/2025                                                  247
                                   Texas State Public Finance Authority, Building Revenue Bonds (h)(j):
                          2,100         (General Services Commission Project), Series A, 6% due 2/01/2010             2,345
                          1,000         (State Preservation Project), Series B, 6% due 8/01/2009                      1,109
                         45,000    Texas State Turnpike Authority, Central Texas Turnpike System Revenue
                                   Bonds, First Tier, Series A, 5.75% due 8/15/2038 (c)                              49,650
                          4,930    Upper Trinity Regional Water District, Texas, Water Revenue Bonds (Regional
                                   Treated Water Supply System), Series A, 6% due 8/01/2020 (e)                       5,469
                          2,305    Webster, Texas, GO, COP, Series A, 6% due 3/01/2021 (h)                            2,539

Utah - 0.1%               1,055    Utah State, HFA, S/F Mortgage, Revenue Refunding Bonds, AMT, Series C,
                                   Class III, 5.50% due 1/01/2018                                                     1,093

Virginia - 0.6%           2,425    Chesterfield County, Virginia, IDA, PCR, Refunding (Virginia Electric and
                                   Power Company), Series B, 5.875% due 6/01/2017                                     2,612
                                   Norfolk, Virginia, Redevelopment and Housing Authority, First Mortgage
                                   Revenue Bonds (Retirement Community), Series A:
                            500         6% due 1/01/2025                                                                498
                          1,100         6.125% due 1/01/2035                                                          1,087
                          4,250    Pocahontas Parkway Association, Virginia, Toll Road Revenue Bonds, Senior
                                   Series A, 5.50% due 8/15/2028                                                      4,117

Washington - 1.9%         2,065    Kitsap County, Washington, GO, 5.875% due 7/01/2020 (c)                            2,278
                          3,000    Port of Seattle, Washington, Special Facilities Revenue Bonds, Series A,
                                   6% due 9/01/2029 (f)                                                               3,318
                          3,010    Seattle, Washington, Drain and Wastewater Utility Revenue Bonds, 5.75%
                                   due 11/01/2022 (f)                                                                 3,312
                                   Seattle, Washington, Housing Authority Revenue Bonds:
                          2,750         (Newholly Project), AMT, 6.25% due 12/01/2035                                 2,766
                          4,875         (Replacement Housing Project), 6.125% due 12/01/2032                          4,763
                          7,750    Tacoma, Washington, Electric System, Revenue Refunding Bonds, Series A,
                                   5.75% due 1/01/2017 (h)                                                            8,574
                          1,625    University of Washington, University Revenue Bonds (Student Facilities Fee),
                                   5.875% due 6/01/2017 (h)                                                           1,806

West Virginia - 0.5%      7,500    Upshur County, West Virginia, Solid Waste Disposal Revenue Bonds (TJ
                                   International Project), AMT, 7% due 7/15/2025                                      7,762

Wisconsin - 0.6%                   Wisconsin State Health and Educational Facilities Authority Revenue Bonds
                                   (Synergyhealth Inc.):
                          3,250        6% due 11/15/2023                                                              3,453
                          1,700        6% due 11/15/2032                                                              1,789
                          2,725    Wisconsin State, GO, AMT, Series B, 6.20% due 11/01/2026 (f)                       2,756

Wyoming - 1.3%            8,400    Sweetwater County, Wyoming, PCR, Refunding (Idaho Power Company Project),
                                   Series A, 6.05% due 7/15/2026 (f)                                                  8,877
                          9,000    Sweetwater County, Wyoming, Solid Waste Disposal Revenue Bonds (FMC Corporation
                                   Project), AMT, Series A, 7% due 6/01/2024                                          9,129

Guam - 0.0%                 115    Guam Housing Corporation, S/F Mortgage Revenue Bonds, AMT, Series A, 5.75%
                                   due 9/01/2031 (l)                                                                    124

Puerto Rico - 2.3%                 Puerto Rico Commonwealth Highway and Transportation Authority, Transportation
                                   Revenue Bonds:
                          8,045          5.75% due 7/01/2022                                                          8,853
                          1,000          Series B, 6% due 7/01/2005 (j)                                               1,019
                          2,000          Series B, 5.875% due 7/01/2021 (f)                                           2,227
                            785    Puerto Rico Commonwealth, Public Improvement, GO, Refunding, 5.70% due
                                   7/01/2020 (f)                                                                        858
                         15,000    Puerto Rico Electric Power Authority, Power Revenue Bonds, Series NN,
                                   5.125% due 7/01/2029                                                              15,503
                          2,000    Puerto Rico Industrial, Tourist, Educational, Medical and Environmental
                                   Control Facilities Revenue Bonds (Ascension Health), RIB, Series 377, 9.67%
                                   due 11/15/2030 (g)                                                                 2,464
                            960    Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue
                                   Bonds, Series E, 5.50% due 8/01/2029                                               1,015

U.S. Virgin Islands -     8,000    Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds
0.6%                               (Hovensa Coker Project), AMT, 6.50% due 7/01/2021                                  8,730

                                   Total Municipal Bonds (Cost - $1,281,816) - 95.7%                              1,358,640



                         Shares
                           Held    Short-Term Securities
                         46,423    Merrill Lynch Institutional Tax-Exempt Fund (p)                                   46,423

                                   Total Short-Term Securities (Cost - $46,423) - 3.3%                               46,423

                                   Total Investments (Cost - $1,328,239**) - 99.0%                                1,405,063
                                   Other Assets Less Liabilities - 1.0%                                              13,615
                                                                                                                -----------
                                   Net Assets - 100.0%                                                          $ 1,418,678
                                                                                                                ===========


  * Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase by the Fund.

 ** The cost and unrealized appreciation (depreciation) of investments as of March 31, 2005, as computed for federal income tax purposes, were as follows:


                                                     (in Thousands)

    Aggregate cost                                  $     1,328,247
                                                    ===============
    Gross unrealized appreciation                   $        80,170
    Gross unrealized depreciation                           (3,354)
                                                    ---------------
    Net unrealized appreciation                     $        76,816
                                                    ===============

(a) Connie Lee Insured.

(b) FHA Insured.

(c) AMBAC Insured.

(d) GNMA Collateralized.

(e) FGIC Insured.

(f) MBIA Insured.

(g) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.

(h) FSA Insured.

(i) FNMA/GNMA Collateralized.

(j) Prerefunded.

(k) XL Capital Insured.

(l) FHLMC Collateralized.

(m) Radian Insured.

(n) Escrowed to maturity.

(o) ACA Insured.

(p) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                     (in Thousands)

                                              Net          Dividend
    Affiliate                               Activity         Income

    Merrill Lynch Institutional
    Tax-Exempt Fund                          29,000         $   401


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Municipal Bond Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Municipal Bond Fund, Inc.


Date: May 23, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Municipal Bond Fund, Inc.


Date: May 23, 2005


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke
       Chief Financial Officer
       Merrill Lynch Municipal Bond Fund, Inc.


Date: May 23, 2005